GE Asset Management	1600 Summer Street Stamford, CT 06905 United States T 203 708 2300

VIA EDGARLINK

May 1, 2012

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Elfun Money Market Fund
File Nos. 33-31205; 811-05904

Ladies and Gentlemen:

On behalf of the Elfun Money Market Fund (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information (“SAI”) being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 28 for the Company filed with the Securities and Exchange Commission on April 27, 2012 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2849.

Sincerely,

S/LAURA K. KEALEY
Laura K. Kealey Vice President and Associate General Counsel